Warranty Provision - Additional Information (Detail) (USD $)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Guarantees [Abstract]
Warranty costs accrued	$ 869,734	$ 403,627	$ 729,528	$ 296,410